Share-Based Compensation - Summary of Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Outstanding stock options, Beginning balance | shares	7,423
Options granted | shares	1,278
Options exercised | shares	(871)
Options forfeited | shares	(219)
Options expired | shares	(64)
Outstanding stock options, Ending Balance | shares	7,547
Number of outstanding options, Vested or expected to vest | shares	7,291
Exercisable, Stock options | shares	4,805
Outstanding Weighted average exercise price, Beginning Balance | $ / shares	$ 116.67
Options granted, Weighted average exercise price | $ / shares	163.47
Options exercised, Weighted average exercise price | $ / shares	99.92
Options forfeited, Weighted average exercise price | $ / shares	150.1
Options expired, Weighted average exercise price | $ / shares	149.02
Outstanding Weighted average exercise price, ending Balance | $ / shares	125.32
Outstanding Weighted average exercise price, Vested or expected to vest | $ / shares	124.52
Exercisable, Weighted average exercise price | $ / shares	$ 111.42
Weighted Average Remaining Contractual Life, Outstanding at December 31, 2021	6 years
Weighted Average Remaining Contractual Life, Vested or expected to vest as of December 31, 2021	6 years
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2021	4 years 9 months 18 days
Intrinsic Value, Outstanding at December 31, 2021 | $	$ 90.5
Intrinsic Value, Vested or expected to vest as of December 31, 2021 | $	90.0
Intrinsic Value, Exercisable at December 31, 2021 | $	$ 85.6